Financial Statement Information - Summary of Estimated Fair Value of Short-Term Investments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash Cash Equivalents And Short Term Investments [Line Items]
Available-for-sale investment securities, Amortized Cost		$ 27,776
Available-for-sale investment securities, Unrealized Gain		23
Available-for-sale investment securities, Unrealized Loss		(3)
Available-for-sale investment securities, Estimated Fair Value		27,796
Short-term investments, Amortized Cost	$ 8,837	28,000
Short-term investments, Unrealized Gain	27	24
Short-term investments, Unrealized Loss	(4)	(6)
Short-term investments, Estimated Fair Value	8,860	28,018
Commercial paper [Member]
Cash Cash Equivalents And Short Term Investments [Line Items]
Available-for-sale investment securities, Amortized Cost	8,483	21,712
Available-for-sale investment securities, Unrealized Gain	1	23
Available-for-sale investment securities, Unrealized Loss	(2)
Available-for-sale investment securities, Estimated Fair Value	$ 8,482	$ 21,735
Commercial paper [Member] | Maximum [Member]
Cash Cash Equivalents And Short Term Investments [Line Items]
Available-for-sale investment securities, Maturity (in years)	1 year	1 year
Trading securities — mutual funds held for nonqualified deferred compensation plan participants [Member]
Cash Cash Equivalents And Short Term Investments [Line Items]
Trading securities, Amortized Cost	$ 354	$ 224
Trading securities, Unrealized Gain	26	1
Trading securities, Unrealized Loss	(2)	(3)
Trading securities, Estimated Fair Value	$ 378	222
US Treasuries [Member]
Cash Cash Equivalents And Short Term Investments [Line Items]
Available-for-sale investment securities, Amortized Cost		2,035
Available-for-sale investment securities, Unrealized Loss		(1)
Available-for-sale investment securities, Estimated Fair Value		$ 2,034
US Treasuries [Member] | Maximum [Member]
Cash Cash Equivalents And Short Term Investments [Line Items]
Available-for-sale investment securities, Maturity (in years)		1 year
Government-sponsored enterprise securities [Member]
Cash Cash Equivalents And Short Term Investments [Line Items]
Available-for-sale investment securities, Amortized Cost		$ 4,029
Available-for-sale investment securities, Unrealized Loss		(2)
Available-for-sale investment securities, Estimated Fair Value		$ 4,027
Government-sponsored enterprise securities [Member] | Maximum [Member]
Cash Cash Equivalents And Short Term Investments [Line Items]
Available-for-sale investment securities, Maturity (in years)		1 year